Blue Chip Fund [Member]
BLUE CHIP FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 30 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 50 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees PFI Prospectus Class ACP Blue Chip Fund [Member]	Blue Chip Fund, Class A [Member]	Blue Chip Fund, Class C [Member]	Blue Chip Fund, Class P [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PFI Prospectus Class ACP Blue Chip Fund [Member]		Blue Chip Fund, Class A [Member]	Blue Chip Fund, Class C [Member]	Blue Chip Fund, Class P [Member]
Management Fees (as a percentage of Assets)		0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses (as a percentage of Assets):	[1]	0.52%	0.52%	0.42%
Expenses (as a percentage of Assets)		1.47%	2.22%	1.12%
Fee Waiver or Reimbursement	[2]	(0.12%)	(0.12%)	(0.22%)
Net Expenses (as a percentage of Assets)		1.35%	2.10%	0.90%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares, and expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending December 29, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A and 2.10% for Class C shares, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PFI Prospectus Class ACP Blue Chip Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Blue Chip Fund, Class A [Member]	680	974
Blue Chip Fund, Class C [Member]	313	679
Blue Chip Fund, Class P [Member]	92	327

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption PFI Prospectus Class ACP Blue Chip Fund [Member] (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Blue Chip Fund, Class A [Member]	680	974
Blue Chip Fund, Class C [Member]	213	679
Blue Chip Fund, Class P [Member]	92	327

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From June 13, 2012, date operations commenced, through August 31, 2012, the Fund’s annualized portfolio turnover rate was 7.3% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth® Index (as of June 30, 2013, this range was between approximately $527.8 million and $360.2 billion) at the time of purchase. The Fund invests in foreign securities. The Fund invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance will be benchmarked against the Russell 1000 Growth Index. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Global Opportunities Fund [Member]
GLOBAL OPPORTUNITIES FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 30 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 50 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees PFI Prospectus Class ACP Global Opportunities Fund [Member]	Global Opportunities Fund, Class A [Member]	Global Opportunities Fund, Class C [Member]	Global Opportunities Fund, Class P [Member]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PFI Prospectus Class ACP Global Opportunities Fund [Member]		Global Opportunities Fund, Class A [Member]	Global Opportunities Fund, Class C [Member]	Global Opportunities Fund, Class P [Member]
Management Fees (as a percentage of Assets)		0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses (as a percentage of Assets):	[1]	0.51%	0.51%	0.41%
Expenses (as a percentage of Assets)		1.61%	2.36%	1.26%
Fee Waiver or Reimbursement	[2]	(0.11%)	(0.11%)	(0.21%)
Net Expenses (as a percentage of Assets)		1.50%	2.25%	1.05%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares, and expenses identified as "Other Expenses" for Class P by paying, if necessary, expenses normally payable by the Fund, excluding interest expense, through the period ending December 29, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.50% for Class A and 2.25% for Class C shares, excluding interest expense. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, excluding interest expense. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example PFI Prospectus Class ACP Global Opportunities Fund [Member] (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Global Opportunities Fund, Class A [Member]	694	1,016
Global Opportunities Fund, Class C [Member]	328	722
Global Opportunities Fund, Class P [Member]	107	372

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption PFI Prospectus Class ACP Global Opportunities Fund [Member] (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Global Opportunities Fund, Class A [Member]	694	1,016
Global Opportunities Fund, Class C [Member]	228	722
Global Opportunities Fund, Class P [Member]	107	372

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From December 28, 2012, date operations commenced, through February 28, 2013, the Fund's annualized portfolio turnover rate was 188.8% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests primarily in equity securities. The Fund intends to invest in securities that are tied economically to a number of countries throughout the world, including the U.S. and emerging markets; however, the Fund has no requirements as to the amount of its net assets that invests in foreign securities. The Fund has a flexible investment strategy and may invest in equity securities regardless of market capitalization (small, medium, or large) and style (growth or value). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities; growth orientation emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund actively trades portfolio securities. The Fund uses derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund engages in certain options or swaps transactions and enter into futures contracts for portfolio and cash management purposes.

Principal Risks
The Fund may be an appropriate investment for investors seeking long-term growth of capital in global markets, including emerging markets, who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international equity securities which trade in non-U.S. currencies.
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Active Trading Risk. A fund that has a portfolio turnover rate over 100% is considered actively traded. Actively trading portfolio securities may accelerate realization of taxable gains and losses, lower fund performance and may result in high portfolio turnover rates and increased brokerage costs.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a derivatives contract or repurchase agreement, the borrower of a portfolio’s securities, or other obligation, will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.
Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Derivatives Risk. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.
Emerging Market Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.
Risk of Being an Underlying Fund. A fund is subject to the risk of being an underlying fund to the extent that a fund of funds invests in the fund. An underlying fund of a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.
Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance
No performance information is shown because the Fund has not yet had a calendar year of performance. The Fund’s performance will be benchmarked against the MSCI All Country World Index (ACWI). You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.